Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	AOCL [Member] [1]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2020	$ 11,720	$ 3,271	$ 128	$ 8,704	$ (733)	$ 350
Beginning Balance, shares at Dec. 31, 2020		300.5
Net income	1,553			1,514		39
Other comprehensive (loss) income	(161)				(170)	9
Shares issued on exercise of stock options	146	$ 175	(29)
Shares issued on exercise of stock options, shares		2.9
Contribution by non-controlling interests	8					8
Release of stock and stock units		$ 17	(17)
Release of stock and stock units, shares		0.4
Tax withholdings on vesting of equity awards	(13)	$ (2)		(11)
Tax withholdings on vesting of equity awards, shares		(0.1)
Repurchase and cancellation under normal course issuer bids [note 17]	(517)	$ (68)		(452)	3
Repurchase and cancellation under normal course issuer bids [note 17], shares		(6.0)
Stock-based compensation expense	20		20
Business combinations	32					32
Dividends paid to non-controlling interests	(49)					(49)
Dividends paid	(514)	$ 10		(524)
Dividends paid, shares		0.2
Ending Balance at Dec. 31, 2021	12,225	$ 3,403	102	9,231	(900)	389
Ending Balance, shares at Dec. 31, 2021		297.9
Net income	641			592		49
Other comprehensive (loss) income	(259)				(223)	(36)
Purchase of non-controlling interests	(8)					(8)
Shares issued on exercise of stock options	8	$ 9	(1)
Shares issued on exercise of stock options, shares		0.2
Contribution by non-controlling interests	5					5
Release of stock and stock units		$ 21	(21)
Release of stock and stock units, shares		0.5
Tax withholdings on vesting of equity awards	(15)	$ (2)		(13)
Tax withholdings on vesting of equity awards, shares		(0.2)
Repurchase and cancellation under normal course issuer bids [note 17]	(780)	$ (141)		(648)	9
Repurchase and cancellation under normal course issuer bids [note 17], shares		(12.6)
Stock-based compensation expense	31		31
Business combinations	47					47
Dividends paid to non-controlling interests	(46)					(46)
Dividends paid	(514)	$ 9		(523)
Dividends paid, shares		0.1
Ending Balance at Dec. 31, 2022	$ 11,335	$ 3,299	$ 111	$ 8,639	$ (1,114)	$ 400
Ending Balance, shares at Dec. 31, 2022		285.9

[1]	AOCL is Accumulated Other Comprehensive Loss.